OTHER EQUITY AND RESERVES (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	56,975	299,641
Acquisition of shares		825,163
Reissued to employees under the Forfeitable Share Plan	(56,975)	(242,666)
Number of shares, Balance	825,163	56,975
Treasury Share [member]
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	387,000	1,993,000
Acquisition of shares		11,876,000
Reissued to employees under the Forfeitable Share Plan	(393)	(1,606,000)
Number of shares, Balance	11,870,000	387,000